Long-Term Debt and Notes Payable - Schedule of Future Maturities Debt Instruments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Twelve months ended:
June 30, 2027	$ 3,537,036	$ 2,123,177
June 30, 2028	3,050,000	600,000
June 30, 2029	300,000	1,815,000
June 30, 2030	3,446,454
Total	$ 10,333,490	$ 4,538,177